Other equity - Summary of Foreign Currency Translation Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure Of Detailed Information About Reserve Of Exchange Differences On Translation Of Equity [Line Items]
Beginning balance	₨ 126,373		₨ 64,745	₨ 78,848
Ending balance	118,400	$ 1,441	126,373	64,745
Reserve of exchange differences on translation
Disclosure Of Detailed Information About Reserve Of Exchange Differences On Translation Of Equity [Line Items]
Beginning balance	201		10	12
Exchange differences on translation of foreign operations	345		191	(2)
Allocation of other equity to non controlling interest	1
Ending balance	₨ 547	$ 7	₨ 201	₨ 10